Victory Pioneer High Yield Fund Expense Example - Victory Pioneer High Yield Fund	Oct. 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 335
Expense Example, with Redemption, 3 Years	567
Expense Example, with Redemption, 5 Years	833
Expense Example, with Redemption, 10 Years	1,594
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	295
Expense Example, with Redemption, 3 Years	603
Expense Example, with Redemption, 5 Years	1,037
Expense Example, with Redemption, 10 Years	2,243
Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	87
Expense Example, with Redemption, 3 Years	271
Expense Example, with Redemption, 5 Years	485
Expense Example, with Redemption, 10 Years	$ 1,102